Annual Total Returns- Transamerica US Growth (Retail Class) [BarChart] - Retail Class - Transamerica US Growth - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.65%)	12.49%	31.90%	10.54%	6.34%	2.37%	28.73%	(0.30%)	39.35%	35.89%